19. EMPLOYEES BENEFITS	12 Months Ended
Dec. 31, 2020
Disclosure of information about defined benefit plans [abstract]
EMPLOYEES BENEFITS
19.	EMPLOYEES BENEFITS
19.1.	Supplementary pension plans

The Company is the sponsor of the following pension plans for its employees and executives: i) Plan II – Variable Contribution with Defined Benefit option – closed for admissions; ii) Plan III – Defined Contribution – open for admissions; and iii) FAF Plan – Defined Benefit - closed for admissions.

These plans are managed by BRF Previdência, a closed supplementary pension entity, of non-economic and non-profit nature, and through its Deliberative Board, is responsible for defining pension objectives and policies, as well as establishing fundamental guidelines aa well as organization, operation and management rules. The Deliberative Board is composed of representatives from the sponsor and participants, in the proportion of 2/3 and 1/3 respectively.

19.1.1.	Defined benefit plans

The Plan II is a variable contribution plan structured as defined contribution during the accumulation of mathematic provisions and at the benefit grant date the beneficiary may choose to convert the accumulated balance in a lifetime monthly income (defined benefit). The main related actuarial risks are (i) survival rates above the mortality tables and (ii) actual return on equity below the actual discount rate.

The FAF (Fundação Attílio Francisco Xavier Fontana) Plan aims to complement the benefit paid by the Brazilian Social Security (“INSS – Instituto Nacional de Seguridade Social”). The benefit is calculated based on the income of the participant and the amounts vary according to the type of the retirement, the length of the service and other criteria defined by the plan. The main actuarial risks related are: (i) survival rates above the mortality tables, (ii) turnover lower than expected, (iii) salary growth higher than expected, (iv) actual return on equity below the actual discount rate, (v) changes to the rules of social security, and (vi) actual family composition of the retired employee or executive different than the established assumption.

The actuarial calculations of the plans managed by BRF Previdência are prepared annually by independent specialists and reviewed by Management, according to the rules in force.

In the case of a deficit in the plans results, the sponsor, the participants and the beneficiaries, must support the plan according to the proportion of their contributions.

The economic benefit presented as an asset considers only the portion of the surplus that is actually recoverable. The recovery of the surplus on the plans is through reductions in future contributions.

19.1.2.	Defined contribution plan

The Plan III is a defined contribution plan, in which the contributions are known and the benefit depends directly on the contributions made by participants and sponsors, on the contribution time and on the returns obtained through the investment of the contributions. The contributions made by the Company in the year ended on December 31, 2020 amounted R$21,706 (R$21,100 for the year ended on December 31, 2019). On December 31, 2020, the plan had 39,064 (thirty-nine thousand and sixty-four) participants (37,637 participants as of December 31, 2019).

When the participants of the plans II and III terminate the employment relationship with the sponsor, the unused balance of the contributions made by the sponsor forms a surplus fund that may be used to compensate future contributions of the sponsor.

19.1.3.	Rollforward of defined benefit and variable contribution

The assets and actuarial liabilities, as well as the movement of the related rights and obligations are presented below:

	FAF		Plan II
	12.31.20	12.31.19	12.31.20	12.31.19
Composition of actuarial assets and liabilities
Present value of actuarial liabilities	3,377,234	3,412,120	23,256	19,550
Fair value of assets	(3,553,215)	(3,771,792)	(24,170)	(29,580)
(Surplus) Deficit	(175,981)	(359,672)	(914)	(10,030)
Irrecoverable surplus - (asset ceiling)	175,981	359,672	167	6,777
Net actuarial (assets) liabilities	-	-	(747)	(3,253)

Rollforward of irrecoverable surplus
Beginning balance of irrecoverable surplus	359,672	695,367	6,777	8,502
Interest on irrecoverable surplus	26,184	64,113	476	782
Changes in irrecoverable surplus during the year	(209,875)	(399,808)	(7,086)	(2,507)
Ending balance of irrecoverable surplus	175,981	359,672	167	6,777

Rollforward of present value of actuarial liabilities
Beginning balance of the present value of liabilities	3,412,120	2,498,564	19,550	17,447
Interest on actuarial obligations	242,746	223,848	1,324	1,544
Current service cost	42,106	28,172	-	-
Past service cost - plan changes	(4,223)	-	-	-
Benefit paid	(154,096)	(142,390)	(1,612)	(1,353)
Actuarial losses - experience	148,984	85,002	5,273	(1,176)
Actuarial losses - hypothesis	(310,403)	718,924	(1,279)	3,088
Ending balance of actuarial liabilities	3,377,234	3,412,120	23,256	19,550

Rollforward of the fair value of the assets
Beginning balance of the fair value of plan assets	(3,771,792)	(3,193,931)	(29,580)	(27,819)
Interest income on assets plan	(268,930)	(287,961)	(2,028)	(2,497)
Benefit paid	154,096	142,390	1,612	1,353
Return on assets higher (lower) than projection	333,411	(432,290)	5,826	(617)
Ending Balance of the fair value of the assets	(3,553,215)	(3,771,792)	(24,170)	(29,580)

Rollforward of comprehensive income
Beginning balance	28,172	27,972	1,213	(567)
Reversion to accumulated losses	(28,172)	(27,972)	(1,213)	567
Actuarial gains (losses)	161,419	(803,925)	(3,994)	(1,911)
Return on assets higher (lower) than projection	(333,411)	432,289	(5,826)	617
Changes on irrecoverable surplus	209,875	399,808	7,086	2,507
Ending balance of comprehensive income	37,883	28,172	(2,734)	1,213

Costs recognized in statement of income
Current service costs	(42,106)	(28,172)	-	-
Interest on actuarial obligations	(242,746)	(223,848)	(1,324)	(1,544)
Projected return on assets	268,930	287,961	2,028	2,497
Interest on irrecoverable surplus	(26,184)	(64,113)	(476)	(782)
Past service cost - plan changes	4,223	-	-	-
Costs recognized in statement of income	(37,883)	(28,172)	228	171

Estimated costs for the next year
Costs of defined benefit	(26,741)	(42,106)	54	228
Estimated costs for the next year	(26,741)	(42,106)	54	228

19.1.4.	Actuarial assumptions and demographic data

The main actuarial assumptions and demographic data used in the actuarial calculations are presented below:

	FAF		Plan II
	12.31.20	12.31.19	12.31.20	12.31.19
Actuarial assumptions
Economic hypothesis
Discount rate	7.49%	7.28%	7.25%	7.02%
Inflation rate	3.25%	3.80%	3.25%	3.80%
Wage growth rate	3.49%	4.47%	N/A	N/A
Demographic hypothesis
Schedule of mortality	AT-2000 smoothed by 10%	AT-2000	AT-2000 smoothed by 10%	AT-2000
Schedule of disabled mortality	CSO-58	RRB-1983	CSO-58	RRB-1983
Demographic data
Number of active participants	6,495	6,796	-	-
Number of beneficiary participants assisted	7,206	6,834	51	51

19.1.5.	The composition of the investment portfolios

The composition of the investment portfolios is presented below:

	FAF				Plan II
	12.31.20		12.31.19		12.31.20		12.31.19
Composition of the fund's portfolio
Fixed income	2,330,909	65.6%	2,542,188	67.4%	22,382	92.6%	28,396	96.0%
Variable income	579,174	16.3%	524,279	13.9%	870	3.6%	444	1.5%
Real estate	358,875	10.1%	369,636	9.8%	-	-	-	-
Structured investments	262,938	7.4%	313,059	8.3%	918	3.8%	740	2.5%
Transactions with participants	21,319	0.6%	22,630	0.6%	-	-	-	-
	3,553,215	100.0%	3,771,792	100.0%	24,170	100.0%	29,580	100.0%
% of nominal return on assets	7.49%		9.36%		7.25%		7.50%

19.1.6.	Expected benefit payments and average term of payments

The following amounts represent the expected benefit payments for future periods and the average duration of the plan’s obligations:

	FAF	Plan II
2021	183,771	1,617
2022	194,992	1,658
2023	204,958	1,700
2024	211,397	1,740
2025	218,510	1,778
2026 to 2030	1,219,130	9,380
Weighted average duration - in years	13.50	9.78

19.1.7.	Sensitivity analysis of the defined benefit plan - FAF

The quantitative sensitivity analysis regarding the relevant assumptions of defined benefit plan – FAF on December 31, 2020 is presented below:

	Assumptions utilized	Variation of (+1%)		Variation of (-1%)
Relevant assumptions		Average rate	Actuarial liabilities (1)	Average rate	Actuarial liabilities
Benefit plan - FAF
Discount rate	7.49%	8.49%	2,992,764	6.49%	3,852,966
Wage growth rate	3.49%	4.49%	3,451,715	2.49%	3,314,607

19.2.	Employee benefits: description and characteristics of benefits and associated risks

	Liabilities
	12.31.20	12.31.19
Medical assistance	185,802	187,274
F.G.T.S. Penalty (1)	282,229	247,485
Award for length of service	108,908	103,284
Other	199,616	151,431
	776,555	689,474

Current	125,230	95,919
Non-current	651,325	593,555

(1)	FGTS – Government Severance Indemnity Fund for Employees

The Company has the policy to offer the following post-employment and other employee benefits plans in addition to the pension plans, which are measured by actuarial calculation and recognized in the financial statement:

19.2.1.	Medical plan

The Company offers a medical plan with fixed contribution to the retired employees according to the Law No. 9,656/98.

It is ensured to the retired employee that has contributed to the health plan during the employment relationship for at least 10 years, the right of maintenance as beneficiary, on the same conditions of coverage existing when the employment contract was in force. The main related actuarial risks are (i) survival rates above the mortality tables, (ii) turnover lower than expected and (iii) medical costs growth higher than expected.

19.2.2.	F.G.T.S. penalty by dismissal on retirement

As settled by the Regional Labor Court (“TRT”) on April 20, 2007, retirement does not affect the employment contract between the Company and its employees. However, when the employee is retired through INSS and is dismissed from the Company, the Company has the practice to terminate their employment contracts, granting the payment of the benefit equivalent to the 40% penalty on the F.G.T.S. balance. The main related actuarial risks are: (i) survival rates above the mortality tables, (ii) turnover lower than expected and (iii) salary growth higher than expected.

19.2.3.	Award for length of service

The Company has the policy to reward active employees that attain at least 10 years of services rendered and subsequently every 5 years, with an additional remuneration. The main related actuarial risks rare (i) survival rates above the mortality tables, (ii) turnover lower than expected and (iii) salary growth higher than expected.

19.2.4.	Other – Brazil
i.	Retirement compensation

On retirement, employees with more than 10 years of services rendered to the Company are eligible for additional compensation. The main actuarial related risks are (i) survival rates above the mortality tables, (ii) turnover lower than expected and (iii) salary growth higher than expected.

ii.	Life insurance

The Company offers life insurance benefits to the employees who, at the time of their termination, are retired and during the employment contract opted for the insurance, with the period of benefit varying from 2 to 3 years. The main related actuarial risks are (i) survival rates above the mortality tables, (ii) turnover lower than expected and (iii) salary growth higher than expected.

19.2.5.	Other – Foreign entities

The Company has a liability recorded for defined benefit plans to certain subsidiaries located in Turkey, Saudi Arabia, Qatar and United Arab Emirates, related to end of service payments when certain conditions are met, which varies based on the labor laws for each country. The main related actuarial risks are: (i) survival rates above the mortality tables, (ii) turnover lower than expected and (iii) salary growth higher than expected.

19.2.6.	Rollforward of actuarial liabilities

The rollforward of actuarial liabilities related to other benefits, which was prepared based on actuarial report reviewed by the Management, are as follows:

	Medical plan		F.G.T.S. penalty		Award for length of service		Other (1)
	12.31.20	12.31.19	12.31.20	12.31.19	12.31.20	12.31.19	12.31.20	12.31.19
Composition of actuarial liabilities
Present value of actuarial liabilities	185,802	187,274	282,229	247,485	108,908	103,284	199,616	151,431
Net actuarial liabilities	185,802	187,274	282,229	247,485	108,908	103,284	199,616	151,431

Rollforward of present value of actuarial liabilities
Beginning balance of present value of actuarial liabilities	187,274	149,046	247,485	167,588	103,284	55,134	151,431	96,384
Interest on actuarial liabilities	13,586	13,503	13,993	11,840	6,275	4,366	8,883	4,260
Current service costs	-	-	12,718	6,471	5,741	2,574	23,174	22,237
Past service costs - plan change²	-	-	-	(61,871)	-	-	-	-
Benefits paid directly by the Company	(7,122)	(4,262)	(4,225)	(10,791)	(13,887)	(14,056)	(18,902)	(9,268)
Actuarial (gains) losses - experience	1,167	(7,235)	14,725	7,897	10,759	11,142	10,548	10,462
Actuarial (gains) losses - demographic hypothesis	13,462	-	10,195	84,158	5,717	34,950	1,535	14,066
Actuarial losses - economic hypothesis	(22,565)	36,222	(12,662)	42,193	(8,981)	9,174	4,778	13,290
Actuarial (gains) losses - exchange variation	-	-	-	-	-	-	18,169	-
Ending balance of liabilities	185,802	187,274	282,229	247,485	108,908	103,284	199,616	151,431

Rollforward of the fair value of the assets
Benefits paid directly by the Company	7,122	4,262	4,225	10,791	13,887	14,055	18,902	9,268
Contributions of the sponsor	(7,122)	(4,262)	(4,225)	(10,791)	(13,887)	(14,055)	(18,902)	(9,268)
Ending Balance of the fair value of the assets	-	-	-	-	-	-	-	-

Rollforward of comprehensive income
Beginning balance	(76,232)	(47,245)	(228,345)	(94,097)	-	-	(58,617)	(20,799)
Actuarial gains (losses)	7,936	(28,987)	(12,258)	(134,248)	-	-	(16,861)	(37,818)
Ending balance of comprehensive income	(68,296)	(76,232)	(240,603)	(228,345)	-	-	(75,478)	(58,617)

Costs recognized in statement of income
Interest on actuarial liabilities	(13,586)	(13,503)	(13,993)	(11,840)	(6,275)	(4,366)	(8,883)	(4,260)
Current service costs	-	-	(12,718)	(6,471)	(5,741)	(2,574)	(23,174)	(22,236)
Past service costs - plan change (2)	-	-	-	61,871	-	-	-	-
Immediate recognition of reduction	-	-	-	-	(7,495)	(55,266)	-	-
Cost recognized in statement of income	(13,586)	(13,503)	(26,711)	43,560	(19,511)	(62,206)	(32,057)	(26,496)

Estimated costs for the next year
Current service costs	-	-	(14,833)	(12,718)	(6,319)	(5,741)	(22,021)	(15,911)
Interest on actuarial liabilities	(13,975)	(13,586)	(15,711)	(13,993)	(6,656)	(6,275)	(11,217)	(8,201)
Estimated costs for the next year	(13,975)	(13,586)	(30,544)	(26,711)	(12,975)	(12,016)	(33,238)	(24,112)

(1)	Considers the retirement compensation and life insurance benefits.
(2)	Refers to a change in the legislation related to F.G.T.S. penalty. The Law Nº 13,932, of December 11, 2019, extinguished the social contribution due by the employer of 10%.

19.2.7.	Actuarial assumptions and demographic data

The main actuarial assumptions and demographic data used in the actuarial calculations are summarized below:

	Medical plan		F.G.T.S. penalty		Other (1)
Actuarial assumptions	12.31.20	12.31.19	12.31.20	12.31.19	12.31.20	12.31.19

Economic hypothesis
Discount rate	7.68%	7.39%	6.51%	6.07%	6.51%	6.07%
Inflation rate	3.25%	3.80%	3.25%	3.80%	3.25%	3.80%
Medical inflation	6.35%	6.91%	N/A	N/A	N/A	N/A
Wage growth rate	N/A	N/A	3.25%	4.02%	3.25%	4.02%
F.G.T.S. balance growth	N/A	N/A	3.80%	3.90%	N/A	N/A
Demographic hypothesis
Schedule of mortality	AT-2000 smoothed by 10%	AT-2000	AT-2000 smoothed by 10%	AT-2000
Schedule of disabled	N/A	N/A	RRB-44	RRB-44
Schedule of turnover - BRF's historical	2,020	2,019	2,020	2,019
Demoraphic data
Number of active participants	1,245	1,115	93,245	86,849
Number of assisted beneficiary participants	559	572	-	-

(1)	Includes retirement compensation and life insurance benefits.

19.2.8.	Expected benefit payments and average duration of obligations

The following amounts represent the expected benefit payments for future years (10 years), from the obligation of benefits granted and the average duration of the plan obligations:

Payments	Medical plan	F.G.T.S. penalty	Award for length of service	Other	Total

2021	7,675	81,789	13,329	22,335	125,128
2022	8,282	14,552	8,855	13,480	45,169
2023	8,940	18,353	10,970	15,556	53,819
2024	9,665	19,815	13,952	16,936	60,368
2025	10,439	21,916	12,553	18,603	63,511
2026 to 2030	64,829	132,454	66,195	125,521	388,999
Weighted average duration - in years	14.26	6.73	6.70	8.47	8.35

19.2.9.	Sensitivity analysis of post-employment plans

The Company prepared sensitivity analysis regarding the relevant assumptions of the plans as of December 31, 2020, as presented below:

	Assumptions utilized	(+) Variation		(-) Variation
Relevant assumptions		Average (%)	Actuarial liabilities	Average (%)	Actuarial liabilities
Medical plan
Discount rate	7.68%	8.68%	164,011	6.68%	212,435
Medical inflation	6.35%	7.35%	211,694	5.35%	164,224
F.G.T.S. penalty
Discount rate	6.51%	7.51%	265,825	5.51%	301,077
Wage growth rate	3.25%	4.25%	286,139	2.25%	278,672
Turnover	Historical	+3%	233,001	-3%	356,695